HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042   HV-4899 – PremierSolutions New Jersey Institutions of Higher Education

Supplement dated September 20, 2016 to your Prospectus

SUB-ADVISER NAME CHANGE

Effective September 12, 2016, Babson Capital Management LLC, sub-adviser to the MassMutual Premier Short-Duration Bond Fund - Class R4 changed its name to Barings LLC.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.